Discontinued operations (Details 3 - Textuals 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations
Receipt of the intercompany loan owed by subsidiary	R$ 0	R$ 2,334	R$ 0
Income from discontinued operations	301,858	65,264	280,633
Total Discontinued operations
Discontinued operations
Income from discontinued operations	301,858	65,264	280,633
Total Discontinued operations | Extrafarma [member]
Discontinued operations
Income from discontinued operations	(98,524)	(401,665)	0
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Discontinued operations
Proceeds from the sale of subsidiary	6,200,000
Sale price of subsidiary	2,300,000
Receipt of the intercompany loan owed by subsidiary	3,900,000
Income from discontinued operations	R$ 326,028	R$ 249,303	R$ 0